Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Apr. 03, 2023	Mar. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Feb. 15, 2022	Dec. 31, 2021	Oct. 26, 2021	Sep. 30, 2021	Aug. 02, 2021	Dec. 31, 2020	Jun. 08, 2020	Dec. 31, 2019	Feb. 01, 2019	Jan. 31, 2019	Dec. 31, 2018	Oct. 22, 2018	Dec. 31, 2017	Nov. 13, 2017	Dec. 31, 2016	Feb. 22, 2016	Dec. 31, 2015	Nov. 30, 2015	May 01, 2015	Apr. 30, 2015	Feb. 09, 2015	Dec. 31, 2014
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/All Asset Growth Allocation Portfolio (Class IB)
Account Value		$ 18,157.93				$ 16,334.29					$ 14,309.32						$ 16,729.18				$ 15,082.34		$ 13,431.57			$ 11,273.52		$ 12,198.13		$ 10,527.34		$ 9,606.55					$ 10,000.00
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/All Asset Growth Allocation Portfolio (Class K)
Account Value		$ 18,608.11				16,695.51					14,595.32						17,018.34				15,303.51		13,596.84			11,386.79		12,291.07		10,575.68		9,628.31					10,000.00
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Ultra Conservative Strategy Portfolio (Class IB)
Account Value		$ 11,524.00				11,209.02					10,495.6						11,543.76				11,541.15		10,921.21			10,300.36		10,337.72		10,137.55		9,998.19					10,000.00
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Conservative Strategy Portfolio (Class IB)
Account Value		$ 12,586.83				12,009.76					11,096.53						12,647.03				12,338.25		11,502.93			10,555.60		10,706.53		10,264.38		9,985.34					10,000.00
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Conservative Growth Strategy Portfolio (Class IB)
Account Value		$ 14,964.30				13,899.37					12,460.19						14,566.92				13,604.14		12,375.41			10,912.98		11,283.98		10,451.41		9,952.23					10,000.00
EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Balanced Strategy Portfolio (Class IB)
Account Value		$ 16,298.55				14,930.28					13,187.16						15,619.21				14,266.31		12,829.4			11,088.18		11,568.36		10,531.72		9,939.06					10,000.00
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Moderate Growth Strategy Portfolio (Class IB)
Account Value		$ 17,750.37				16,025.82					13,952.84						16,711.32				14,933.1		13,287.87			11,261.04		11,874.51		10,619.46		9,923.53					10,000.00
EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Growth Strategy Portfolio (Class IB)
Account Value		$ 19,306.42				17,173.48					14,745.15						17,851.87				15,620.59		13,745.32			11,434.72		12,173.93		10,703.62		9,899.21					10,000.00
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Aggressive Growth Strategy Portfolio (Class IB)
Account Value		$ 20,949.73				18,359.33					15,536.00						19,025.57				16,285.57		14,220.22			11,607.49		12,477.43		10,790.42		9,886.31					10,000.00
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Conservative Allocation Portfolio (Class IB)
Account Value		$ 12,608.92				12,052.97					11,158.12						12,768.92				12,432.89		11,581.77			10,600.75		10,772.15		10,267.66		9,973.69					10,000.00
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Conservative Allocation Portfolio (Class K)
Account Value		$ 12,917.26				12,316.28					11,385.97						13,000.15				12,625.5		11,730.91			10,708.91		10,854.25		10,319.5		9,998.47					10,000
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Conservative-Plus Allocation Portfolio (Class IB)
Account Value		$ 14,745.90				13,778.21					12,428.14						14,538.75				13,618.75		12,384.77			10,918.14		11,328.77		10,414		9,933.3					10,000
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Conservative-Plus Allocation Portfolio (Class K)
Account Value		$ 15,116.00				14,089.7					12,662.69						14,793.08				13,822.34		12,540.24			11,016.59		11,401.46		10,455.41		9,958.24					10,000
EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Moderate Allocation Portfolio (Class IA)
Account Value		$ 15,771.27				14,614.86					13,007.76						15,388.35				14,202.83		12,758.41			11,046.93		11,594.96		10,446.25		9,915.98					10,000
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Moderate Allocation Portfolio (Class IB)
Account Value		$ 15,763.67				14,606.64					13,005.83						15,387.56				14,190.81		12,753.47			11,037.29		11,589.54		10,440.72		9,907.61					10,000
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Moderate Allocation Portfolio (Class K)
Account Value		$ 16,182.61				14,948.79					13,275.4						15,661.9				14,410.57		12,925.75			11,157.58		11,688.13		10,498.16		9,940.39					10,000
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Moderate-Plus Allocation Portfolio (Class IB)
Account Value		$ 18,533.42				16,734.64					14,506.58						17,494.26				15,526.93		13,604.03			11,335.99		12,167.7		10,596.35		9,871.46					10,000
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Moderate-Plus Allocation Portfolio (Class K)
Account Value		$ 19,008.5				17,104.73					14,793.7						17,794.38				15,754.83		13,773.79			11,450.57		12,256.94		10,638.88		9,895.6					10,000
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Aggressive Allocation Portfolio (Class IB)
Account Value		$ 21,495.29				18,900.53					15,966.93						19,545.04				16,684.64		14,456.62			11,615.75		12,725.84		10,678.4		9,824.14					10,000
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Aggressive Allocation Portfolio (Class K)
Account Value		$ 22,074.52				19,348.7					16,292.21						19,907.87				16,955.45		14,648.75			11,743.32		12,829.27		10,740.76		9,856.97					10,000
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		Equitable Conservative Growth MF/ETF Portfolio (Class IB)
Account Value		$ 16,680.96				15,553.70					14,157.28						16,161.54				14,678.87		12,978.89			10,986.42		11,456.45		10,460.01		9,630.31					10,000.00
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		Equitable Conservative Growth MF/ETF Portfolio (Class K)
Account Value		$ 17,100.00				15,906.77					14,445.71						16,447.23				14,894.73		13,139.76			11,096.45		11,541.64		10,512.6		9,654.32					10,000.00
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		Equitable Moderate Growth MF/ETF Portfolio (Class IB)
Account Value		$ 10,930.56				9,880.94					8,821.55					$ 10,000.00
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		Equitable Moderate Growth MF/ETF Portfolio (Class K)
Account Value		$ 11,017.71				9,926.27					8,841.22					10,000.00
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		Equitable Growth MF/ETF Portfolio (Class IB)
Account Value		$ 11,488.40				10,058.07					8,805.48					10,000.00
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		Equitable Growth MF/ETF Portfolio (Class K)
Account Value		$ 11,568.26				10,104.05					8,825.10					10,000.00
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2015 Allocation Portfolio (Class IB)
Account Value		$ 14,724.41				14,054.13					12,781.69						14,884.95				14,006.52		12,703.11			11,042.76		11,531.40		10,369.81		9,811.58					10,000.00
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2015 Allocation Portfolio (Class K)
Account Value		$ 15,077.21				14,356.9					13,024.22						15,131.6				14,202.84		12,850.41			11,142.78		11,617.15		10,409.99		9,836.12					10,000.00
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2025 Allocation Portfolio (Class IB)
Account Value		$ 17,707.63				16,297.36					14,348.43						16,925.98				15,276.44		13,615.33			11,396.83		12,143.36		10,521.51		9,801.96					10,000.00
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2025 Allocation Portfolio (Class K)
Account Value		$ 18,144.39				16,659.11					14,617.52						17,202.98				15,501.13		13,772.98			11,511.80		12,232.84		10,574.39		9,815.96					10,000.00
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2035 Allocation Portfolio (Class IB)
Account Value		$ 19,963.20				17,905.43					15,361.60						18,356.68				16,087.56		14,149.35			11,571.12		12,461.26		10,580.30		9,802.28					10,000.00
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2035 Allocation Portfolio (Class K)
Account Value		$ 20,454.10				18,302.42					15,666.06						18,671.94				16,324.62		14,326.73			11,688.92		12,553.21		10,633.66		9,816.55					10,000.00
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2045 Allocation Portfolio (Class IB)
Account Value		$ 21,449.54				18,990.19					16,077.96						19,309.07				16,604.53		14,556.27			11,709.01		12,723.10		10,628.16		9,782.36					10,000.00
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2045 Allocation Portfolio (Class K)
Account Value		$ 22,001.34				19,418.55					16,400.96						19,661.43				16,854.91		14,742.73			11,829.81		12,818.58		10,681.89		9,806.24					10,000.00
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2055 Allocation Portfolio (Class IB)
Account Value		$ 22,200.25				19,421.13					16,209.08						19,661.22				16,620.14		14,465.97			11,413.36		11,413.36		10,269.11		9,381.22			$ 10,000.00
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2055 Allocation Portfolio (Class K)
Account Value		$ 22,730.68				19,839.54					16,509.66						19,986.89				16,857.02		14,631.21			11,517.64		12,596.62		10,310.87		9,396.93			10,000.00
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Moderate Growth Allocation Portfolio (Class IB)
Account Value		$ 14,511.67				13,091.93					11,256.28						13,621.63				12,106.99		11,386.13	$ 10,000.00
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member]
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Multi-Alternative Strategies Portfolio (Class IB)
Account Value		$ 11,411.30				10,462.15					9,952.01						11,232.58				10,896.28		10,423.37			9,675.92		10,085.46	$ 10,000.00
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Multi-Alternative Strategies Portfolio (Class K)
Account Value		$ 11,623.54				10,619.64					10,077.38						11,344.54				10,990.44		10,478.96			9,703.58		10,088.5	10,000.00
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Convertible Securities Portfolio (Class IB)
Account Value		$ 19,569.3				17,829.09					15,676.16						19,839.91				19,635.46		14,118.01			11,391.66		11,893.96		10,408.02		9,671.23					10,000
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Convertible Securities Portfolio (Class K)
Account Value		$ 20,068.25				18,238.69					15,993.45						20,179.72				19,929.68		14,302.92			11,509.43		11,986.10		10,461.13		9,694.62					10,000.00
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)
Account Value		$ 11,248.87				10,940.61					10,263.59						11,860.23				11,903.11		11,416.73			10,553.26		10,655.66		10,252.50		9,780.22		$ 9,990.00
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)
Account Value		$ 11,519.46				11,177.01					10,472.57						12,056.21				12,083.99		11,550.95			10,662.46		10,727.90		10,296.40		9,796.91		$ 10,000.00
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Equity Income Portfolio (Class IB)
Account Value		$ 20,305.62				18,514.43					17,551.18						17,025.44				13,469.21		14,106.82			11,367.27		12,861.71		11,116.82		9,832.24					10,000.00
1290 VT EQUITY INCOME PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Equity Income Portfolio (Class K)
Account Value		$ 20,820.85				18,921.99					17,887.7						17,306.53				13,668.01		14,286.78			11,466.7		12,949.59		11,158.84		9,856.26					10,000
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)
Account Value		$ 14,929.02				13,694.24					12,502.31						13,295.42				11,941.18		12,101.61			11,135.93		11,706.77		11,026.42		10,243					10,000
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)
Account Value		$ 15,310.27				14,001.74					12,753.43						13,535.97				12,123.56		12,245.66			11,246.35		11,793.76		11,082.2		10,263.55					10,000
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT GAMCO Small Company Value Portfolio (Class IB)
Account Value		$ 23,237.31				20,824.22					17,203.88						19,259.84				15,389.52		14,053.61			11,393.67		13,495.41		11,625.43		9,430.28					10,000
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT GAMCO Small Company Value Portfolio (Class K)
Account Value		$ 23,824.29				21,299.11					17,551.1						19,598.46				15,622.59		14,230.3			11,508.7		13,597.47		11,683.06		9,453.14					10,000
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT High Yield Bond Portfolio (Class IB)
Account Value		$ 15,279.4				14,205.04					12,638.8						14,090.64				13,555.74		12,730.69			11,272.09		11,529.44		10,829.89		9,698.11					10,000
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT High Yield Bond Portfolio (Class K)
Account Value		$ 15,662.91				14,525.91					12,893.99						14,324.34				13,748.87		12,881.16			11,376.47		11,607.37		10,875.73		9,712.85					10,000
1290 VT MICRO CAP PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Micro Cap Portfolio (Class IB)
Account Value		$ 25,741.55				21,440.38					19,921.72						26,920.7				24,262.53		16,151.07			12,489.68		13,113.12		10,441.4		9,429.92
1290 VT MICRO CAP PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Micro Cap Portfolio (Class K)
Account Value		$ 26,302.74				21,848.41					20,263.95						27,276.13				24,545.04		16,304.33			12,573.61		13,191.36		10,478.02		9,439.92					10,000
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Natural Resources Portfolio (Class IB)
Account Value		$ 14,269.23				15,109.86					14,935.56						11,284.6				8,677.97		10,288.44			9,252.01		10,775.85		9,612.87		7,424.38					10,000
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Natural Resources Portfolio (Class K)
Account Value		$ 14,639.6				15,444.3					15,243.55						11,479.44				8,808.4		10,419.76			9,346.56		10,855.7		9,661.69		7,443.13					10,000
1290 VT REAL ESTATE PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Real Estate Portfolio (Class IB)
Account Value		$ 12,333.59				12,232.14					11,174.75						14,898.15				11,842.74		13,010.78			10,686.54		11,303.5		10,255.57		9,798.43					10,000
1290 VT REAL ESTATE PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Real Estate Portfolio (Class K)
Account Value		$ 12,640.72				12,507.27					11,386.3						15,160.13				12,015.34		13,177.57			10,794.43		11,387.27		10,299.94		9,827.26					10,000
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Small Cap Value Portfolio (Class IB)
Account Value		$ 24,856.93				20,584.76					19,458.65						19,444.12				14,037.41		14,252.65			11,325.63		12,789.16		11,337.71		9,129.15					10,000
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Small Cap Value Portfolio (Class K)
Account Value		$ 25,455.72				21,032.25					19,834.11						19,773.48				14,223.67		14,412.19			11,432.57		12,874.19		11,384.59		9,141.60					10,000.00
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT SmartBeta Equity ESG Portfolio (Class IB)
Account Value		$ 24,599.66				21,126.23					18,135.79						21,217.55				17,238.63		15,536.98			12,243.21		13,028.26		10,709.58		10,109.88					10,000.00
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT SmartBeta Equity ESG Portfolio (Class K)
Account Value		$ 25,206.61				21,615.07					18,493.23						21,592.30				17,499.63		15,726.06			12,363.71		13,125.63		10,755.12		10,135.88					10,000.00
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Socially Responsible Portfolio (Class IB)
Account Value		$ 31,303.25				25,722.41					20,175.13						25,906.32				19,883.61		16,567.84			12,724.10		13,305.54		11,047.22		10,048.80					10,000.00
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		ATM Large Cap Managed Volatility Portfolio (Class K)
Account Value		$ 30,653.39				24,685.57					19,663.15						24,665.16				19,291.37		16,524.25			12,704.7		13,544.8		11,186.69		10,050.58					10,000
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		ATM Mid Cap Managed Volatility Portfolio (Class K)
Account Value		$ 22,859.84				20,192.26					17,452.17						20,777.62				16,774.72		14,784.24			11,799.84		13,431.03		11,631.75		9,691.73					10,000
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		ATM Small Cap Managed Volatility Portfolio (Class K)
Account Value		$ 19,632.93				17,687.07					15,179.6						19,593.41				17,151.92		14,442.7			11,566.4		13,117.83		11,498.7		9,525.67					10,000
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		ATM International Managed Volatility Portfolio (Class K)
Account Value		$ 15,451.82				15,014.3					12,816.23						15,034.23				13,551.6		12,733.41			10,470.24		12,200.9		9,794.98		9,819.89					10,000
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/500 Managed Volatility Portfolio (Class IB)
Account Value		$ 30,455.77				24,576.96					19,618.59						24,526.83				19,216.39		16,422.83			12,644.95		13,457.23		11,144.94		10,036.97					10,000
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/500 Managed Volatility Portfolio (Class K)
Account Value		$ 31,222.55				25,129.74					20,015.69						24,958.34				19,511.23		16,631.26			12,770.92		13,556		11,200.78		10,063.02					10,000
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/400 Managed Volatility Portfolio (Class IB)
Account Value		$ 22,619.46				20,038.92					17,359.02						20,542.18				16,615.93		14,643.48			11,724.33		13,362.72		11,593.07		9,687.12					10,000
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/400 Managed Volatility Portfolio (Class K)
Account Value		$ 23,192.58				20,492.89					17,705.87						20,908.79				16,862.31		14,822.87			11,835.14		13,457.37		11,651.06		9,709.52					10,000
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/2000 Managed Volatility Portfolio (Class IB)
Account Value		$ 19,323.14				17,463.79					15,056.44						19,401.64				17,030.21		14,274.26			11,473.99		13,025.26		11,435.93		9,490.99					10,000
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/2000 Managed Volatility Portfolio (Class K)
Account Value		$ 19,810.98				17,857.38					15,358.49						19,739.76				17,284.78		14,452.84			11,583.28		13,121.12		11,497.28		9,512.99					10,000
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/International Managed Volatility Portfolio (Class IB)
Account Value		$ 15,141.88				14,749.05					12,621.12						14,838.22				13,417.19		12,582.97			10,361.52		12,108.74		9,747.23		9,760.32					10,000
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/International Managed Volatility Portfolio (Class K)
Account Value		$ 15,530.84				15,082.58					12,870.4						15,100.84				13,613.72		12,735.13			10,464.97		12,195.66		9,797.73		9,785.4					10,000
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)
Account Value		$ 15,193.46				13,321.16					11,404.51						13,644.56				11,625.05		11,319.23			9,443.38		10,272.66	10,000
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/AB Dynamic Growth Portfolio (Class IB)
Account Value		$ 16,385.4				14,565.61					12,665.85						15,005.08				13,054.83		12,585.02			10,683.18		11,476.94		10,005.64		9,615.24			10,000
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/AB Dynamic Moderate Growth Portfolio (Class IB)
Account Value		$ 15,873.23				14,332.5					12,687.91						14,861.86				13,264.74		12,701.58			10,968.86		11,648.7		10,317.14		9,945.4					10,000
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/AB Short Duration Government Bond Portfolio (Class IB)
Account Value		$ 11,148.09				10,673.98					10,228.9						10,419.43				10,463.11		10,365.88			10,100.64		9,988.4		9,969.07		9,949.44					10,000
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/AB Short Duration Government Bond Portfolio (Class K)
Account Value		$ 11,424.58				10,914.93					10,437.1						10,603.69				10,612.74		10,488.64			10,206.71		10,058.66		10,014.35		9,979.84					10,000
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/AB Small Cap Growth Portfolio (Class IB)
Account Value		$ 23,272.1				20,426.93					17,355						24,245.48				21,476.06		15,785.48			12,348.27		13,405.53		10,926.06		9,707.87					10,000
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/AB Small Cap Growth Portfolio (Class K)
Account Value		$ 23,848.02				20,881.89					17,700.58						24,681.78				21,793.79		15,978.99			12,476.72		13,503.04		10,982.43		9,733.91					10,000
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/AB Sustainable U.S. Thematic Portfolio (Class IB)
Account Value		$ 11,415				10,343.85					8,579.51					10,000
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/AB Sustainable U.S. Thematic Portfolio (Class K)
Account Value		$ 11,493.42				10,389.94					8,598.16					10,000
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/American Century Mid Cap Value Portfolio (Class IB)
Account Value		$ 16,256.05				15,001.04					14,154.84						14,366.71				11,678.54		11,525.98			8,950.49	$ 10,000
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/American Century Mid Cap Value Portfolio (Class K)
Account Value		$ 15,931.97				14,667.02					13,806.25						13,978.98				11,332.74	$ 10,000
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/American Century Moderate Growth Allocation Portfolio (Class IB)
Account Value		$ 13,799.77				12,495.98					10,808.09						13,066.29				11,947.55		11,520.52	10,000
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Capital Group Research Portfolio (Class IB)
Account Value		$ 34,408.05				26,494.86					21,544.44						26,588.03				21,605.63		17,528.02			13,189.84		13,855.91		11,048.28		10,192.04					10,000
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)
Account Value		$ 33,738.16				26,610.13					18,236.99						26,870.97				22,085.79		16,879.19			12,789.22		12,827.59		10,216.33		10,128.33					10,000
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/ClearBridge Large Cap Growth ESG Portfolio (Class K)
Account Value		$ 34,596.98				27,227.33					18,619.88						27,349.81				22,418.55		17,088.14			12,915.78		12,920.03		10,264.18		10,150.89					10,000
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)
Account Value		$ 28,691.73				23,435.61					18,811						25,789.62				20,622.28		15,146.73			11,337.45		12,613.22		11,045.42		9,760.97					10,000
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)
Account Value		$ 11,410.63	$ 10,963.71	$ 10,316.06	$ 10,195.78	9,298.33	$ 8,261.95	$ 8,693.4		$ 8,023.27	7,444.93		$ 6,973.81	$ 7,328.41	$ 9,092.32		10,174.3	$ 10,000
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Common Stock Index Portfolio (Class IA)
Account Value		$ 30,615.98				24,877.71					19,882.53						24,685.32				19,759.09		16,497.8			12,666.98		13,449.39		11,162.56		9,997.01					10,000
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Common Stock Index Portfolio (Class IB)
Account Value		$ 30,617.87				24,872.86					19,877.52						24,684.75				19,758.61		16,498.93			12,666.33		13,449.16		11,161.45		9,993.28					10,000
EQ/CORE BOND INDEX PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Core Bond Index Portfolio (Class IB)
Account Value		$ 11,165.28				10,902.17					10,431.91						11,433.6				11,676.71		11,006.54			10,360.84		10,329.42		10,186.86		10,040.94					10,000
EQ/CORE BOND INDEX PORTFOLIO - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Core Bond Index Portfolio (Class K)
Account Value		$ 11,458.57				11,160.49					10,640.56						11,635.09				11,855.47		11,146.34			10,465.61		10,407.91		10,238.44		10,066.24					10,000
EQ/CORE PLUS BOND PORTFOLIO - CLASS IA
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Core Plus Bond Portfolio (Class IA)
Account Value		$ 11,354.51				11,438.33					10,946.08						12,561.62				12,786.84		11,132.77			10,424.65		10,461.81		10,239.3		9,951.56					10,000
EQ/CORE PLUS BOND PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Core Plus Bond Portfolio (Class IB)
Account Value		$ 11,360.17				11,442.88					10,949.03						12,569.59				12,764.3		11,134.46			10,396.26		10,461.69		10,238.6		9,950.91					10,000
EQ/CORE PLUS BOND PORTFOLIO - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Core Plus Bond Portfolio (Class K)
Account Value		$ 11,666.06				11,720.99					11,159.88						12,802.11				12,969.04		11,269.25			10,528.48		10,540.86		10,291.72		9,977.4					10,000
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Emerging Markets Equity PLUS Portfolio (Class IB)
Account Value		$ 12,924.24				12,425.47					11,261.52						13,672.33				13,747.73		12,048.92			10,204.73		12,035.1		8,986.14		8,191.46					10,000
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Emerging Markets Equity PLUS Portfolio (Class K)
Account Value		$ 13,244.56				12,715.93					11,483.58						13,907.26				13,949.93		12,201.18			10,297.47		12,124.70		9,020.62		8,201.15					10,000.00
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Equity 500 Index Portfolio (Class IA)
Account Value		$ 32,316.5				25,992.87					20,699.74						25,412.68				19,857.41		16,860.33			12,901.01		13,570.64		11,213.61		10,081					10,000
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Equity 500 Index Portfolio (Class IB)
Account Value		$ 32,311.26				25,989.51					20,697.19						25,409.38				19,853.42		16,859.83			12,901.95		13,568.72		11,212.03		10,080.61					10,000
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Equity 500 Index Portfolio (Class K)
Account Value		$ 33,107.68				26,563.76					21,102.13						25,839.81				20,140.2		17,059.22			13,021.45		13,662.48		11,259.35		10,098.52					10,000
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Fidelity Institutional AM® Large Cap Portfolio (Class IB)
Account Value		$ 23,747.92				19,072.68					14,516.78						18,390.48				14,686.9		11,626.61			8,869.03	10,000.00
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Fidelity Institutional AM® Large Cap Portfolio (Class K)
Account Value		$ 23,747.92				19,072.68						$ 14,516.78					18,390.48				14,686.90		11,660.87			8,873.6	10,000
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Franklin Moderate Allocation Portfolio (Class IB)
Account Value		$ 14,694.53				13,726.19					12,225.99						14,252.35				13,163.49		12,798.83			11,131.36		11,837.18		10,689.1	$ 10,000
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Franklin Rising Dividends Portfolio (Class IB)
Account Value		$ 19,685.39				17,767.31					15,845.01						17,727.1				13,984.92		12,036.72			9,275.61	10,000
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)
Account Value		$ 20,125.98				18,126.7					15,890.94						19,160.02				16,018.99		14,263.03			11,366.17		13,039.73		11,667		9,347.34					10,000
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)
Account Value		$ 20,646.01				18,537.89					16,211.83						19,501.89				16,263.99		14,440.82			11,484.75		13,141.21		11,728.21		9,370.15					10,000
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Global Equity Managed Volatility Portfolio (Class IB)
Account Value		$ 20,376.02				18,092.32					14,907.22						18,860.52				16,271.72		14,245.37			11,367.9		12,942.92		10,265.84		9,825.26					10,000
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Global Equity Managed Volatility Portfolio (Class K)
Account Value		$ 20,894.17				18,509.75					15,209.85						19,198.79				16,526.77		14,420.35			11,487.57		13,039.72		10,318.02		9,850.98					10,000
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)
Account Value		$ 15,072.58				13,422.16					11,411.52						13,498.03				11,884.47		11,562.39	10,000
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)
Account Value		$ 18,683.56				16,698.57					15,013.51						16,794.01				12,870.23		11,866.62			9,073.96	10,000
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)
Account Value		$ 15,455.81				14,134.75					12,401.96						14,721.8				13,311.37		12,681.83			10,787.03		11,361.21		10,292.29		9,715.93			10,000
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Intermediate Corporate Bond Portfolio (Class IB)
Account Value		$ 10,621.48	10,912.52	10,327.56	10,287.22	10,307.39	9,580	9,820	$ 10,000
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Intermediate Corporate Bond Portfolio (Class K)
Account Value		$ 10,676.84	10,961.98	10,365.89	10,315.38	10,325.48	9,590.00	9,820.00	10,000.00
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IA
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Intermediate Government Bond Portfolio (Class IA)
Account Value		$ 10,661.76				10,406.06					10,020.36						10,852.53				11,082.88		10,634.33			10,207.24		10,125.19		10,082.93		10,043.39					10,000.00
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Intermediate Government Bond Portfolio (Class IB)
Account Value		$ 10,665.36				10,408					10,019.83						10,846.64				11,088.9		10,627.3			10,207.78		10,125.24		10,082.74		10,043.35					10,000
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Intermediate Government Bond Portfolio (Class K)
Account Value		$ 10,928.48				10,651.39					10,220.81						11,041.5				11,249.75		10,767.67			10,309.88		10,191.68		10,133.79		10,068.66					10,000
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/International Core Managed Volatility Portfolio (Class IB)
Account Value		$ 15,601.40				15,115.10					12,935.84						15,063.37				13,691.29		12,624.01			10,307.50		12,108.70		9,593.52		9,565.60					10,000
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/International Core Managed Volatility Portfolio (Class K)
Account Value		$ 16,005.86				15,455.51					13,201.95						15,329.23				13,904.27		12,784.09			10,418.29		12,200.84		9,638.24		9,596.64					10,000
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/International Equity Index Portfolio (Class IA)
Account Value		$ 16,178.92				15,434.62					12,969.25						13,269.57				13,269.57		12,767.52			10,460.55		12,324.51		10,006.96		9,795.16					10,000.00
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/International Equity Index Portfolio (Class IB)
Account Value		$ 16,180.92				15,422.48					12,956.22						14,709.04				13,262.06		12,764.92			10,446.97		12,327.30		9,998.95		9,788.12					10,000.00
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/International Equity Index Portfolio (Class K)
Account Value		$ 16,590.09				15,773.89					13,223.78						14,973.07				13,454.15		12,930.32			10,556.86		12,416.77		10,046.54		9,808.7					10,000
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/International Value Managed Volatility Portfolio (Class IB)
Account Value		$ 14,723.75				14,505.68					12,239.53						14,171.49				12,842.69		12,324.6			10,056.28		12,037.85		9,754.01		9,682.69					10,000
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/International Value Managed Volatility Portfolio (Class K)
Account Value		$ 15,089				14,840.25					12,480.99						14,420.36				13,032.99		12,482.22			10,150.18		12,121.26		9,803.9		9,707.9					10,000
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Invesco Comstock Portfolio (Class IB)
Account Value		$ 24,275.86				21,136.36					18,870.67						18,778.99				14,117.28		14,227.07			11,382.06		12,991.99		11,010.22		9,381.89					10,000
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Invesco Comstock Portfolio (Class K)
Account Value		$ 24,882.76				21,615.97					19,247.91						19,098.05				14,328.89		14,401.5			11,493.37		13,088.85		11,061.72		9,404.03					10,000
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Invesco Global Portfolio (Class IB)
Account Value		$ 24,453.96				21,111.91					15,779.35						23,209.91				20,165.29		15,877.18			12,109.72		13,993.47		10,319.92		10,314.92					10,000
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Invesco Global Real Assets Portfolio (Class IB)
Account Value		$ 12,916.29				12,876.97					11,698.01						12,851.01				10,621.76		12,101.02			9,876.32	10,000
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Invesco Moderate Allocation Portfolio (Class IB)
Account Value		$ 14,765.62				13,572.17					12,129.94						13,925.51				12,898.19		11,884.65			10,393.05		10,934.61		9,962.82		9,647.96			10,000.00
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)
Account Value		$ 14,673.92				13,314.54					11,521.09						13,672.35				12,415.04		11,375.21	10,000.00
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Janus Enterprise Portfolio (Class IB)
Account Value		$ 23,975.01				21,001.17					17,948.77						21,514.23				18,415.57		15,500.07			11,356.49		11,566.1		9,041.5		9,450.78					10,000
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Janus Enterprise Portfolio (Class K)
Account Value		$ 24,584.18				21,481.25					18,313.27						21,904.12				18,694.7		15,695.73			11,471.8		11,651.48		9,087.05		9,477.4					10,000
EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/JPMorgan Growth Allocation Portfolio (Class IB)
Account Value		$ 15,124.96				13,562.81					11,911.45						13,770.35				12,210.7		11,226.92			9,685.27		10,166.06	10,000
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/JPMorgan Growth Stock Portfolio (Class IB)
Account Value		$ 35,869.07				26,812.71					18,322.84						29,863.05				26,236.55		19,211.07			14,655.32		14,894.34		11,169		11,021.75					1,000
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/JPMorgan Growth Stock Portfolio (Class K)
Account Value		$ 36,783.15				27,423.11					18,697.72						30,392.26				26,633.12		19,456.84			14,804.28		15,007.92		11,225.88		11,050.13					10,000
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/JPMorgan Value Opportunities Portfolio (Class IB)
Account Value		$ 26,480.19				22,936.3					20,681.4						20,639.72				16,755.39		15,082.6			11,825.09		13,975.38		11,872.2		9,768.54					10,000
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/JPMorgan Value Opportunities Portfolio (Class K)
Account Value		$ 27,150.99				23,455.32					21,092.49						20,998.55				17,005.15		15,271.39			11,943.31		14,082.6		11,930.77		9,792.85					10,000
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Core Managed Volatility Portfolio (Class IB)
Account Value		$ 30,259.58				24,478.74					19,743.33						24,201.9				19,009.95		16,337.67			12,568.91		13,434.44		11,015.22		10,033.57					10,000
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Core Managed Volatility Portfolio (Class K)
Account Value		$ 31,055.83				25,052.44					20,165.02						24,650.55				19,309.48		16,558.73			12,710.15		13,548.8		11,083.59		10,070.36					10,000
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Growth Index Portfolio (Class IB)
Account Value		$ 43,776.05				33,079.6					23,371.03						33,163.16				26,174.16		19,055.1			14,080.09		14,402.8		11,144.63		10,484.82					10,000
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Growth Index Portfolio (Class K)
Account Value		$ 44,882.03				33,825.59					23,833.16						33,748.47				26,565.45		19,295.25			14,224.79		14,514.2		11,203.74		10,510.64					10,000
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)
Account Value		$ 37,936.55				29,156.43					20,980.16						30,215.62				24,293.73		18,405.47			13,762.5		14,184.19		10,979.76		10,404.68					10,000
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Growth Managed Volatility Portfolio (Class K)
Account Value		$ 38,880.89				29,807.96					21,396.42						30,738.29				24,657.59		18,632.21			13,900.19		14,286.91		11,029.93		10,426.44					10,000
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Value Index Portfolio (Class IB)
Account Value		$ 21,086.78				18,581.38					16,783.63						18,274.49				14,713.67		14,393.11			11,460.47		12,568.75		11,126.62		9,553.29					10,000
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Value Index Portfolio (Class K)
Account Value		$ 21,379.95				18,776.17					16,918.37						18,393.42				14,761.25		14,407.48			11,442.58		12,517.82		11,054.08		9,465.26					10,000
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Value Managed Volatility Portfolio (Class IB)
Account Value		$ 21,605.91				18,929.35					16,603.66						18,779.68				15,047.96		14,236.43			11,347.81		12,600.05		11,065.13		9,595.09					10,000
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Value Managed Volatility Portfolio (Class K)
Account Value		$ 22,157.71				19,360.31					16,953.34						19,126.17				15,281.92		14,420.05			11,468.04		12,703.27		11,127.23		9,627.52					10,000
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Lazard Emerging Markets Equity Portfolio (Class IB)
Account Value		$ 13,622.07				12,691.62					10,429.97						12,254.6				11,569.9		11,752.88			9,893.66	10,000
EQ/LONG-TERM BOND PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Long-Term Bond Portfolio (Class IB)
Account Value		$ 7,276.01	7,842.78	7,320.64	7,427.2	7,608.35	6,729.98	7,412.29		7,515.67	7,153.84		6,995.44	7,737.08	8,779.38		9,841.72		$ 9,690	$ 10,000
EQ/LONG-TERM BOND PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Long-Term Bond Portfolio (Class K)
Account Value		$ 7,276.01	7,910.27	7,385.07	7,470.81	7,608.35	6,763.82	7,448.5		7,541.86	7,153.84		7,021.27	7,753.49	8,796.65		9,841.72		9,700	10,000
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Loomis Sayles Growth Portfolio (Class IB)
Account Value		$ 43,030.98				32,175.71					22,362.06						31,066.01				26,734.77		20,430.46			15,543.5		16,026.54		11,915.89		11,151.67					10,000
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Loomis Sayles Growth Portfolio (Class K)
Account Value		$ 43,823.58				32,684.95					22,692.47						31,417.16				26,958.64		20,558.21			15,600.6		16,045.04		11,884.29		11,107.77				$ 10,000
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/MFS International Growth Portfolio (Class IB)
Account Value		$ 20,749.79				19,077.8					16,659.15						19,646.01				17,965.8		15,567			12,242.16		13,494.71		10,218.47		10,022.72					10,000
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/MFS International Growth Portfolio (Class K)
Account Value		$ 21,243.23				19,482.36					16,991.54						19,994.19				18,219.53		15,768.45			12,350.02		13,598.72		10,270.28		10,048.02					10,000
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/MFS International Intrinsic Value Portfolio (Class IB)
Account Value		$ 15,245.96				14,249.38											15,936.68				14,456.14		12,044.25			9,567.93	10,000.00
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB )
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)
Account Value		$ 19,567.83				17,092.79					13,973.90						19,152.56				16,118.16		12,421.18			9,111.24	10,000.00
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/MFS Technology Portfolio (Class IB)
Account Value		$ 27,180.69				19,973.16					12,961.51						20,343.87				17,882.43		12,178.65			8,965.14	10,000.00
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/MFS Utilities Series Portfolio (Class IB)
Account Value		$ 15,804.79				14,208.08					14,551.07										12,720.42		12,051.70			9,665.03	10,000.00
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/MFS Utilities Series Portfolio (Class K)
Account Value		$ 16,052.49				14,393.3					14,705.89						14,604.02				12,787.9		12,086.67			9,668.9	10,000
EQ/MID CAP INDEX PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Mid Cap Index Portfolio (Class IB)
Account Value		$ 23,577.31				20,826.22					17,989.25						20,820.74				16,808.27		14,895.99			11,881.18		13,451.95		11,649.28		9,713.89					10,000.00
EQ/MID CAP INDEX PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Mid Cap Index Portfolio (Class K)
Account Value		$ 24,172.24				21,307.98					18,357.04						21,190.73				17,064.80		15,087.93			12,001.58		13,554.42		11,712.45		9,743.91					10,000.00
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)
Account Value		$ 20,204.01				18,094.37					15,985.90						18,715.21				14,692.41		13,993.64			11,052.93		12,752.51		11,348.25		9,648.40					10,000.00
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Mid Cap Value Managed Volatility Portfolio (Class K)
Account Value		$ 20,722.34				18,505.31					16,310.76						19,049.56				14,909.85		14,170.07			11,164.59		12,845.92		11,409.80		9,670.30					10,000.00
EQ/MONEY MARKET PORTFOLIO (CLASS IA)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Money Market Portfolio (Class IA)
Account Value		$ 11,451.84				10,942.88					10,474.69						10,359.90				10,343.03		10,322.07			10,167.50		10,040.49		10,000.12		10,000.05					10,000.00
EQ/MONEY MARKET PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Money Market Portfolio (Class IB)
Account Value		$ 11,451.03				10,942.38					10,474.45						10,359.72				10,342.85		10,321.90			10,167.41		10,040.46		10,000.12		10,000.05					10,000.00
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)
Account Value		$ 29,619.48				24,521.84					18,238.29						32,705.04				31,820.79		16,256.81			12,100.35		12,706.41		10,235.18		9,410.26					10,000.00
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)
Account Value		$ 30,278.45				25,019.77					18,582.96						33,175.77				32,196.18		16,420.17			12,182.28		12,763.67		10,255.81		9,401.50					10,000.00
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/PIMCO Global Real Return Portfolio (Class IB)
Account Value		$ 11,817.21				11,851.09					11,385.33						13,570.64				13,046.96		11,825.35			10,490.26		11,083.13		10,775.20		9,764.21					10,000.00
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/PIMCO Global Real Return Portfolio (Class K)
Account Value		$ 12,106.73				12,111.43					11,610.54						13,816.82				13,249.08		11,036.73			11,036.73		11,167.48		10,825.17		9,784.89					10,000
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/PIMCO Real Return Portfolio (Class IB)
Account Value		$ 11,921.82				11,697.99					11,299.66						12,750.45				12,100.53		10,873.71			10,029.61	10,000
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/PIMCO Total Return ESG Portfolio (Class IB)
Account Value		$ 10,954.56				10,738.27					10,165.78						11,819.29				11,991.82		11,044.6			10,162.17	10,000.00
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/PIMCO Ultra Short Bond Portfolio (Class IB)
Account Value		$ 12,007.23				11,338.91					10,741.53						10,803.24				10,856.62		10,730.68			10,466.62		10,364.58		10,171.75		9,977.48					10,000
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/PIMCO Ultra Short Bond Portfolio (Class K)
Account Value		$ 12,297.69				11,596.07					10,945.97						10,992.76				11,010.51		10,866.76			10,561.91		10,443.22		10,223.16		9,992.28					10,000
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Quality Bond PLUS Portfolio (Class IA)
Account Value		$ 10,745.77				10,556.69					10,131.77						11,280.4				11,517.03		10,869.48			10,292.69		10,284.26		10,136.83		10,028.02					10,000
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Quality Bond PLUS Portfolio (Class IB)
Account Value		$ 10,734.84				10,558.73					10,118.38						11,271.7				11,522.32		10,871.91			10,293.02		10,272.38		10,136.6		10,016					10,000
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Quality Bond PLUS Portfolio (Class K)
Account Value		$ 11,014.55				10,794.21					10,334.28						11,476.52				11,005.76		11,005.76			10,396.38		10,349.94		10,188.24		10,041.55					10,000
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Small Company Index Portfolio (Class IB)
Account Value		$ 20,892.16				18,790.29					16,098.54						20,073.8				17,440.64		14,567.22			11,633.06		13,119.71		11,503.27		9,545.67					10,000
EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Small Company Index Portfolio (Class K)
Account Value		$ 21,400.51				19,202.71					16,412.22						20,400.41				17,693.52		14,734.37			11,746.59		13,199.95		11,554.25		9,562.33					10,000
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/T. Rowe Price Health Sciences Portfolio (Class IB)
Account Value		$ 14,654.48				14,426.58					13,873.2						16,019.18				14,627.62		11,525.65			8,982.9	10,000
EQ/VALUE EQUITY PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Value Equity Portfolio (Class IB)
Account Value		$ 19,059.53				17,772.18					14,869.13						17,516.21				13,971.03		13,588.71			11,007.00		11,965.38		11,071.96		9,383.11					10,000.00
EQ/VALUE EQUITY PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Value Equity Portfolio (Class K)
Account Value		$ 19,540.93				18,181.37					15,168.17						17,825.52				14,183.61		13,764.46			11,121.56		12,060.22		11,126.33		9,409.92					10,000.00
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Wellington Energy Portfolio (Class IB)
Account Value		$ 8,680.46				8,133.59					7,673.93						5,790.38				4,273.94		6,825.9			6,755.92	10,000
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA)
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Aggressive Equity Portfolio (Class IA)
Account Value		$ 38,319.14				29,284.33					21,174.43						31,209.49				25,901.93		18,657.74			13,991.64		14,021.83		10,757.48		10,399.69					10,000.00
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Aggressive Equity Portfolio (Class IB)
Account Value		$ 38,322.61				29,283.38					21,175.84						31,209.57				25,901.46		18,658.45			13,992.10		14,020.37		10,756.19		10,399.79					10,000.00
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Aggressive Equity Portfolio (Class K)
Account Value		$ 39,181.57				29,866.37					21,543.86						31,670.84				26,219.16		18,838.66			14,091.93		14,085.44		10,780.12		10,396.72					10,000.00
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Core Bond Portfolio (Class IB)
Account Value		$ 11,083.64				10,872.61					10,340.04						11,853.80				12,030.57		11,318.95			10,536.64		10,575.87		10,274.03		10,010.61					10,000.00
MULTIMANAGER CORE BOND PORTFOLIO (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Core Bond Portfolio (Class K)
Account Value		$ 11,371.62				11,126.74					10,568.84						12,075.04				12,214.95		11,473.20			10,651.83		10,664.87		10,334.03		10,043.69					10,000.00
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB)
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Technology Portfolio (Class IB)
Account Value		$ 49,746.04				39,440.04					26,375.60						42,061.22				34,817.14		22,717.06			16,475.67		16,105.58		11,579.17		10,626.13					10,000.00
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K)
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Technology Portfolio (Class K)
Account Value		$ 51,016.22				40,353.37					26,919.54						42,817.38				35,350.27		23,005.07			16,647.35		16,233.49		11,639.22		10,657.5					10,000
MSCI ACWI (Net) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (Net) Index
Account Value		$ 24,182.75				20,582.84					16,843.45						20,632.69				17,405.6		14,971.89			11,826.47		13,055.79		10,531.4		9,763.47					10,000.00
Bloomberg U.S. Convertible Liquid Bond Index [Member]
Account Value [Line Items]
Account Value		$ 25,102.34				22,794.23					19,882.98						24,871.66				24,130.11		15,623.27			12,724.18		12,956.55		11,043.54		9,972.32					10,000.00
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 19,933.93				18,448.02					16,091.21						18,816.47				14,669.38		14,019.67			11,454.54	10,000	13,145.59		12,190.13		9,253.11					10,000
ICE BofA U.S. High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Index
Account Value		$ 16,447.84				15,190.9					13,379.86						15,062.2				14,295.45		13,465.15			11,769.07		12,041.82		11,203.42		9,535.77					10,000
MSCI World (Net) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World (Net) Index
Account Value		$ 25,812.06				21,750.95					17,571.27						21,465.42				17,621.02		15,203.31			11,908.27		13,044.66		10,657.38		9,912.87					10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index
Account Value		$ 16,598.38				15,987.16					13,521.19						15,805.33				14,205.33		13,175.55			10,798.35		12,525.67		10,017.79		9,918.59					10,000
MSCI Emerging Markets (Gross Dividends) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets (Gross Dividends) Index
Account Value		$ 14,855.75				13,748.91					12,468.96						15,534.89				15,888.14		13,386.54			11,260.28		13,129.34		9,531.16		8,540.16					10,000.00
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Account Value		$ 33,559.94				26,953.38					21,302.1						26,340.16				20,829.67	10,000	17,219.84			13,102.29	10,000.00	13,760.62		11,308.18		10,091.76				10,000.00	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 34,253.95	13,189.2	12,455.97	11,944.3	27,398.84	9,672.94	10,000.29		9,196.33	21,695.58		7,953.59	8,361.86	9,966.6	10,000	26,493.85	$ 10,000			20,584.87		17,386.05	10,000		13,222.70	10,000	13,829.01	10,000	11,350.93	10,000	10,138.38			10,000		10,000.00
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,431.74	9,488.27	9,019.61	9,013.72	11,290.58	8,504.43	8,788.38	10,000	8,863.22	10,699.06		8,449.97	8,871.58	9,308.48		12,299.22		9,894.54	10,000	12,491.81		11,619.59			10,687.93	10,000.00	10,686.73		10,321.17		10,054.99					10,000.00
MSCI Emerging Markets (Net Dividends) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets (Net Dividends) Index
Account Value		$ 12,851.64				11,954.54					10,884.78						13,621.54				13,976.71		11,814.13			9,976.26	10,000
MSCI ACWI ex USA (Net) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA (Net) Index
Account Value		$ 15,985.6				15,147.14					13,101.33						15,597.41				14,465.72		13,073.15			10,758.64		12,538.35		9,858.08		9,433.89					10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Account Value		$ 10,151.19				10,325.55					9,767.43						11,662.35				12,238.42		11,207.62			10,490.26		10,617.53		9,886.37		9,684.42					9,999.83
EQ/All Asset Growth Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/All Asset Growth Allocation Index
Account Value		$ 18,233.39				16,699.45					14,658.71						16,609.39				14,825.52		13,473.05			11,442.79		12,048.08		10,729.99		10,020.43					10,000.00
Bloomberg U.S. Intermediate Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value		$ 11,847.22				11,502.14					10,929.07						11,909.83				12,083.84		11,353.36			10,630.30		10,537.78		10,317.26		10,106.94					10,000.00
EQ/Ultra Conservative Strategy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Ultra Conservative Strategy Index
Account Value		$ 12,512.90				12,035.33					11,345.98						12,406.1				12,328.78		11,503.22			10,707.11		10,644.93		10,341.37		10,111.78					10,000.00
EQ/Conservative Strategy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Conservative Strategy Index
Account Value		$ 13,327.98				12,714.11					11,732.12						13,250.27				12,834.18		11,905.86			10,896.95		10,920.51		10,428.08		10,087.50					10,000.00
EQ/Conservative Growth Strategy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Conservative Growth Strategy Index
Account Value		$ 15,917.33				14,807.15					13,262.96						15,265.95				14,173.52		12,836.44			11,283.95		11,542.93		10,649.93		10,058.25					10,000.00
EQ/Balanced Strategy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Balanced Strategy Index
Account Value		$ 17,597.3				16,101.38					14,185.69						16,487.03				14,946.01		13,380.66			11,513.56		11,875.22		10,761.94		10,052.48					10,000.00
EQ/Moderate Growth Strategy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Moderate Growth Strategy Index
Account Value		$ 19,157.68				17,301.00					15,027.96						17,598.78				15,622.13		13,856.12			11,694.94		12,194.03		10,863.98		10,032.29					10,000.00
EQ/Growth Strategy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Growth Strategy Index
Account Value		$ 20,834.70				18,569.08					15,907.83						18,764.57				16,315.57		14,342.39			11,873.61		12,519.26		10,965.26		10,011.60					10,000.00
EQ/Aggressive Growth Strategy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Aggressive Growth Strategy Index
Account Value		$ 22,961.10				20,114.33					16,962.91						20,153.68				17,116.96		14,911.17			12,091.89		12,864.81		11,069.19		10,000.52					10,000.00
EQ/Conservative Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Conservative Allocation Index
Account Value		$ 13,205.14				12,629.08					11,662.34						13,146.33				12,746.05		11,858.42			10,865.38		10,905.08		10,400.38		10,091.19					10,000.00
EQ/Conservative-Plus Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Conservative-Plus Allocation Index
Account Value		$ 15,725.90				14,677.63					13,156.13						15,103.44				14,041.16		12,768.9			11,240.36		11,519.38		10,605.83		10,065.65					10,000
EQ/Moderate Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Moderate Allocation Index
Account Value		$ 16,824.63				15,576.83					13,778.2						15,947.63				14,577.93		13,148.24			11,368.49		11,803.46		10,669.36		10,045.94					10,000
EQ/Moderate-Plus Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Moderate-Plus Allocation Index
Account Value		$ 19,844.97				17,911.76					15,403.64						18,096.05				15,883.54		14,074.01			11,711.45		12,433.04		10,853.63		10,006.63	$ 10,006.63				10,000
EQ/Aggressive Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Aggressive Allocation Index
Account Value		$ 23,550.51				20,645.61					17,239.9						20,512.18				17,252.3		15,072.47			12,066.53		13,084.17		11,014.54		9,975.19					10,000
Equitable Conservative Growth MF/ETF Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equitable Conservative Growth MF/ETF Index
Account Value		$ 15,779.4				14,674.62					13,098.31						15,400.87				14,503.2		12,980.56			11,206.71		11,628.92		10,446.12		9,960.87					10,000.00
Equitable Moderate Growth MF/ETF Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equitable Moderate Growth MF/ETF Index
Account Value		$ 11,244.63				10,150.84					8,798.58					10,000.00
Equitable Growth MF/ETF Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equitable Growth MF/ETF Index
Account Value		$ 11,775.87				10,321.08					8,690.85					$ 10,000.00
S P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2015 Index
Account Value		$ 16,464.2				15,351.01					13,782.22						15,690.85				14,527.35		13,173.38			11,415.58		11,849.99		10,637.99		9,983.56					10,000.00
S P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Account Value		$ 20,808.22				18,681.33					16,017.41						18,840.81				16,393.96		14,535.02			11,896.78		12,775.84		10,847.64		9,965.48					10,000.00
S P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Account Value		$ 22,687.67				19,975.70					16,766.96						19,922.34				16,953.05		14,915.61			12,026.53		13,036.08		10,903.15		9,953.76					10,000.00
S P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Account Value		$ 22,376.80				19,573.92					16,363.71						19,473.45				16,476.76		14,471.23			11,624.90		12,632.22		10,485.29		9,537.52			10,000.00
1290 VT Moderate Growth Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		1290 VT Moderate Growth Allocation Index
Account Value		$ 16,324.31				14,652.36					12,510.8						14,769.98				13,133.33		11,585.75	10,000.00
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index
Account Value		$ 11,797.08				11,205.13					10,666.98						10,512.47				10,507.30		10,437.58			10,204.87		10,017.07	10,000.00
Bloomberg U.S. Convertible Liquid Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Convertible Liquid Bond Index
Account Value		$ 25,102.34				22,794.23					19,882.98						24,871.66				24,130.11		15,623.27			12,724.18		12,956.55		11,043.54		9,972.32					10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 22,579.9				19,743.17					17,712.82						19,156.82				15,305.83		14,889.57			11,766.57		12,826.97		11,284.99		9,617.32					10,000
S P Long Only Merger Arbitrage Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Long-Only Merger Arbitrage Index
Account Value		$ 13,913.98				13,520.81					12,799.67						13,243.09				12,727.43		12,160.92			11,462.35		11,170.38		10,672.39		10,261.56					10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Account Value		$ 19,933.93				18,448.02					16,091.21						18,816.47				14,669.38		14,019.67			11,454.54		13,145.59		12,190.13		9,253.11					10,000.00
Russell Microcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Microcap® Index
Account Value		$ 19,253.84				16,933.19					15,487.75						19,845.01				16,629.4		13,747.77			11,228.86		12,918.95		11,415.74		9,484.14					10,000
MSCI World Commodity Producers (Net) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Commodity Producers (Net) Index
Account Value		$ 14,936.99				15,768.89					15,519.51						11,745.83				8,913.01		10,498.3			9,403.67		10,921.11		9,708.52		7,437.67					10,000
FTSE EPRA/NAREIT Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Index
Account Value		$ 13,697.27				13,429.25					12,114.74						16,025.99				12,597.65		13,720.23			11,149.03		11,703.96		10,504.36		10,005.46					10,000
MSCI KLD 400 Social Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI KLD 400 Social Index
Account Value		$ 34,198.21				27,849.47					21,650.78						27,572.15				20,946.45		17,294.9			13,138.87		13,615.48		11,195.83		10,093.89					10,000
S P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Account Value		$ 33,559.94				26,953.38					21,302.1						26,340.16				20,829.67		17,219.84			13,102.29		13,760.62		11,308.18		10,091.76					10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 21,223.18				19,027.77					16,272.94						20,452.76				17,813.06		14,849.06			11,829.56		13,293.74		11,595.34		9,558.59					10,000
EQ/AB Dynamic Aggressive Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/AB Dynamic Aggressive Growth Index
Account Value		$ 18,378.26				16,125.91					13,554.27						15,902.94				13,576.37		11,921.62			9,674.14		10,294.88	10,000
EQ/AB Dynamic Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/AB Dynamic Growth Index
Account Value		$ 20,441.75				18,158.9					15,498.4						17,983.94				15,677.39		13,857.61			11,457.6		12,060.93		10,448.44		9,749.55			10,000
EQ/AB Dynamic Moderate Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/AB Dynamic Moderate Growth Index
Account Value		$ 19,377.46				17,461.95					15,157.75						17,395.09				15,508.54		13,809.63			11,645.63		12,145.81		10,727.72		10,080.23					10,000
ICE BofA 1-Year U.S. Treasury Note Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-Year U.S. Treasury Note Index
Account Value		$ 11,795.29				11,242.32					10,721.76						10,825.74				10,833.84		10,640.06			10,336.91		10,148.54		10,091.15		10,015.53					10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Account Value		$ 21,771.55				18,906.42					15,933.49						21,636.26				21,039.83		15,627.63			12,163.14		13,411.46		10,978.01		9,861.84					10,000
EQ/American Century Moderate Growth Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/American Century Moderate Growth Allocation Index
Account Value		$ 16,340.33				14,656.12					12,503.36						14,783.05				13,151.77		11,591.52		$ 10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 33,559.94				26,953.38					21,302.1						26,340.16				20,829.67		17,219.84			13,102.29		13,760.62		11,308.18		10,091.76					10,000
EQ/Franklin Moderate Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Franklin Moderate Allocation Index
Account Value		$ 17,517.03				16,296.47					14,390.11						16,458.98				15,120.44		13,577.08			11,633.05		12,229.59		10,887.85	10,000
EQ/Goldman Sachs Growth Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Goldman Sachs Growth Allocation Index
Account Value		$ 18,226.35				15,709.11					13,143.58						15,420.72				13,279.46		11,723.77	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Account Value		$ 17,171.53				15,186.62					13,473.58						15,316.47				11,934.51	$ 10,000	11,370.03			8,948.4	10,000
EQ/Goldman Sachs Moderate Growth Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Goldman Sachs Moderate Growth Allocation Index
Account Value		$ 19,228.51				17,108.03					14,788.28						17,384				15,414.37		13,575.06			11,275.08		11,669.54		10,395.96		9,785.84			10,000
Bloomberg U.S. Intermediate Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government Bond Index
Account Value		$ 11,307.68				11,037.94					10,582.48						11,468.66				11,666.37		11,033.73			10,488.31		10,340.88	10,000	10,224.79	$ 10,000	10,118.14			10,000		10,000.00
Bloomberg U.S. Credit Corporate 5-10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Corporate 5-10 Year Index
Account Value		$ 11,641.55	11,077.99	10,462.08	10,418.7	11,279.29	9,630.36	9,896.14	$ 10,000		10,363.17						12,034.35				12,220.58		11,135.29	10,000.00
International Proxy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Proxy Index
Account Value		$ 17,240.32				16,277.43					13,497.18						15,328.04				13,750.06		13,122.43			10,671.61		12,499.58		10,051.49		9,841.47					10,000
MSCI ACWI Growth (Net) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Growth (Net) Index
Account Value		$ 30,726.33				24,734.23					18,566.26						26,006.57				22,208.49		16,623.25			12,524.63		13,633.33		10,487		10,155.28					10,000
S P Real Assets Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Real Assets Equity Index
Account Value		$ 13,220.07				12,734.02					11,864.13						13,403.53				10,717.87		11,502.49			9,387.47	10,000
EQ/Invesco Moderate Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Invesco Moderate Allocation Index
Account Value		$ 16,650.23				15,349.77					13,588.17						15,398.03				14,135.39		12,748.46			11,004.72		11,425.83		10,270.62		9,776.97			$ 10,000.00
EQ/Invesco Moderate Growth Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/Invesco Moderate Growth Allocation Index
Account Value		$ 15,756.97				14,319.16					12,281.76						14,478.26				13,012.81		11,533.17	$ 10,000.00
EQ/JPMorgan Growth Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EQ/JPMorgan Growth Allocation Index
Account Value		$ 17,787.73				15,498					13,238.84						15,127.8				13,187.98		11,767.27			9,803.23		10,173.8	$ 10,000
Bloomberg U.S. Long Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Government/Credit Bond Index
Account Value		$ 7,446.16	$ 8,043.37	$ 7,450.51	$ 7,581.76	7,768.72	$ 6,860.61	$ 7,570.34		$ 7,669.62	7,251.97		$ 7,067.59	$ 7,769.54	$ 8,856.55		9,946.1		$ 9,736.48	$ 10,000
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Growth Index
Account Value																																				$ 10,000.00
MSCI ACWI ex USA Growth (Net) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Growth (Net) Index
Account Value		$ 16,839.24				16,027.07					14,055.07						18,265.75				17,380.69		14,222.83			11,169.09		13,052		9,887.2		9,874.47					10,000
MSCI EAFE® Value (Net) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Value (Net) Index
Account Value		$ 13,794.01				13,052.15					10,972.76						11,621.61				10,480.18		10,762.96			9,271.34	10,000.00
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Account Value		$ 29,802.8				24,407.91					19,391.87						26,463.01				23,475.09		17,313.7			12,780.49	10,000.00	13,417.93		10,711.41		9,980.01					10,000
MSCI ACWI Utilities (Net) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Utilities (Net) Index
Account Value		$ 14,770.86				13,210.19					13,150.65						13,793.41				12,533.6		12,073.97			9,969.78	10,000
Bloomberg World Government Inflation-Linked Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg World Government Inflation-Linked Bond Index
Account Value		$ 12,241.86				12,276.62					11,745.29						14,151.02				13,414.11		12,216.04			10,937.02		$ 11,260.30		$ 10,898.80		$ 9,888.44					$ 10,000.00
Bloomberg U.S. Treasury Inflation-Linked Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation-Linked Bond Index
Account Value		$ 10,967.14				10,831.72					10,264.23						11,799.36				11,984.13		11,147.35			10,253.56	10,000
Russell 3000 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Health Care Index
Account Value		$ 16,180.29				15,636.91					15,201.08						16,188.43				13,649.65		11,437.55			9,366.6	10,000
MSCI ACWI Energy (Net) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Energy (Net) Index
Account Value		$ 13,109.86				$ 12,896.47					$ 12,287.23						$ 9,230.36				$ 6,786.64		$ 9,501.01			$ 8,422.66	$ 10,000

[1]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.